Intangibles assets and goodwill (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill, Balance at beginning	$ 397,397	$ 401,872	$ 831
Intangible assets, Balance at beginning	182,164	72,337	12,372
Intangible assets, Additions	165,160	133,231	128,386
Intangible assets, Disposals	(24,832)	(5,694)	(49,141)
Intangible assets, Amortization	(38,613)	(25,130)	(21,034)
Goodwill, Effect of changes in exchange rates	141	(492)
Intangible assets, Effect of changes in exchange rates	12,002	7,420	1,754
Goodwill, Balance at ending	397,538	397,397	401,872
Intangible assets, Balance at ending	295,881	182,164	72,337
Goodwill, Additions		7,654	401,041
Goodwill, Others		(11,637)
Intangibles Related To Acquisitions [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Balance at beginning	78,047	53,406	7,862
Intangible assets, Additions		40,995	56,993
Intangible assets, Amortization	(14,784)	(15,919)	(12,541)
Intangible assets, Effect of changes in exchange rates	(1,629)	(435)	1,092
Intangible assets, Balance at ending	61,634	78,047	53,406
Other Intangibles [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Balance at beginning	104,117	18,931	4,510
Intangible assets, Additions	165,160	92,236	71,393
Intangible assets, Disposals	(24,832)	(5,694)	(49,141)
Intangible assets, Amortization	(23,829)	(9,211)	(8,493)
Intangible assets, Effect of changes in exchange rates	13,631	7,855	662
Intangible assets, Balance at ending	$ 234,247	$ 104,117	$ 18,931